INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES

	December 31,
	2023	2022
Raw materials	$1,704	$1,407
Work in process	1,217	1,049
Finished products	3,257	3,082
Total Inventories	$6,178	$5,538